Leases - Summary of Lease, Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating	$ 194	$ 205	$ 600	$ 549	$ 817	$ 989
Short-term	5	6	15	26	26	46
Total lease costs	$ 199	$ 211	$ 615	$ 575	$ 843	$ 1,035